Financial and capital risk management - Sensitiity analysis other derivatives (Details) $ in Millions	Dec. 31, 2022 USD ($)
Fixed Price Sales Protection Forwards [Member] | Risk Nickel Price Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 7
Fixed Price Sales Protection Forwards [Member] | Risk Nickel Price Increase [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	1
Fixed Price Sales Protection Forwards [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(5)
Protected Item Part Of Nickel Revenues With Fixed Prices [Member] | Risk Nickel Price Increase [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(1)
Protected Item Part Of Nickel Revenues With Fixed Prices [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	5
Hedge Program For Products Acquisition For Resale Forwards [Member] | Risk Nickel Price Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(1)
Hedge Program For Products Acquisition For Resale Forwards [Member] | Risk Nickel Price Increase [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	3
Hedge Program For Products Acquisition For Resale Forwards [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(6)
Hedge Program For Products Acquisition For Resale Protected Item [Member] | Risk Nickel Price Increase [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(3)
Hedge Program For Products Acquisition For Resale Protected Item [Member] | Risk Nickel Price Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	6
Embedded Derivatives Gas Purchase [Member] | Risk Pellet Price Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(5)
Embedded Derivatives Gas Purchase [Member] | Risk Pellet Price Increase [Member] | Scenario I
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(12)
Embedded Derivatives Gas Purchase [Member] | Risk Pellet Price Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (22)